Income Taxes - Components of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 53,944	$ 7,821	¥ 78,010	¥ 65,255
Deferred income tax (benefit)/expense	30,056	4,358	18,535	(41,979)
Income tax expense	¥ 84,000	$ 12,179	¥ 96,545	¥ 23,276